Leases - As a Lessor (Details) € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Operating leases
Lease revenue (note 2 "Revenue disaggregation and segmental analysis")	€ 502
Income from leases not recognised as revenue	203
Committed operating lease income due to the Group as a lessor	1,087
Within one year
Operating leases
Committed operating lease income due to the Group as a lessor	442
In more than one year but less than two years
Operating leases
Committed operating lease income due to the Group as a lessor	211
In more than two years but less than three years
Operating leases
Committed operating lease income due to the Group as a lessor	114
In more than three years but less than four years
Operating leases
Committed operating lease income due to the Group as a lessor	53
In more than four years but less than five years
Operating leases
Committed operating lease income due to the Group as a lessor	44
In more than five years
Operating leases
Committed operating lease income due to the Group as a lessor	€ 223